Label	Element	Value
Invesco NASDAQ Future Gen 200 ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco NASDAQ Future Gen 200 ETF
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST ii
SUPPLEMENT DATED October 14, 2025 TO THE PROSPECTUSES
DATED December 20, 2024, OF:
Invesco NASDAQ Future Gen 200 ETF (QQQS)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.